RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
SCHEDULE OF RELATIONSHIP OF RELATED PARTIES

The relationship of related parties is summarized as follow:

Name of Related Party	Relationship with the Company
Silong Chen	Chief Executive Officer; Chairman of the Board of Directors
Junqiang Chen	Relative of Mr. Silong Chen
Linsun Smart Technology Co., Ltd (“Linsun”)	Equity investee -10% of the ownership
Dogness Network Technology Co., Ltd (“Dogness Network”)	Equity investee - 13% of the ownership

SCHEDULE OF DUE FROM RELATED PARTIES	Amount due from a related party consist primarily of rental receivables from the following:
	As of December 31, 2025	As of June 30, 2025

Linsun	$126,300	$108,387

SCHEDULE OF DUE TO RELATED PARTIES	Amount due to a related party consists of the following:
	As of December 31, 2025	As of June 30, 2025
Mr. Silong Chen	$117,202	$32,171

SCHEDULE OF ACCOUNTS RECEIVABLE FROM RELATED PARTIES	Accounts receivable- related party consisted of the following:
	As of December 31, 2025	As of June 30, 2025
Dogness Network	$-	$12,135

SCHEDULE OF ACCOUNTS PAYABLE FROM RELATED PARTY	Account payable- related party consisted of the following:
	As of December 31, 2025	As of June 30, 2025
Linsun	$51,294	$22,663